                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09117

Morgan Stanley Real Estate Fund
              (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
              (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2006

Date of reporting period: May 31, 2006


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Real Estate Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.
THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended May 31, 2006

TOTAL RETURN FOR THE 6 MONTHS ENDED MAY 31, 2006

                                                     FTSE     LIPPER REAL
                                                   NAREIT          ESTATE
                                                   EQUITY           FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)        INDEX(2)
   9.40%       8.91%       9.02%       9.52%       7.12%            7.60%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

The six-month review period was very positive for both direct real estate assets and the public real estate securities market. Real estate investment trusts ("REITs") rallied strongly in the first quarter of 2006. This robust first quarter performance was attributable to the following factors: evidence of continued improvements in underlying real estate values in the private real estate market; the stronger outlook for the recovery of property fundamentals, which was supported by favorable fourth quarter earnings results; continued private takeover transaction of public real estate companies and speculation; and the addition of two REITs to the S&P 500(R) Index. REITs declined in April and May, but this appeared to represent a pullback from the very strong performance of early 2006.

Among the major U.S. REIT sectors, the apartment and office stocks outperformed the FTSE NAREIT Equity Index's overall return, while the retail stocks underperformed during the six-month period. Apartment stocks advanced on strong reported fourth quarter earnings and their favorable forward outlook for 2006. The sector also benefited from upgraded views on underlying asset values due to transactional evidence, including takeover activity in the sector. The office sector posted strong returns against a backdrop of sustained strength in private market values, as evidenced by both individual transactions and ongoing takeover activity. Office REITs were also bolstered by investor optimism for a recovery in this sector; however, the recovery has been uneven across geographic markets as well as asset quality. In the retail sector, fundamentals continue to remain strong but face declining sentiment as investors assess the impact of higher interest rates and energy costs on consumer spending. The mall REIT sub-sector was a particular underperformer during the period due to company-specific issues at two of the larger mall owners. Among the smaller REIT sectors, the health care and storage sectors underperformed, and the hotel sector outperformed.

PERFORMANCE ANALYSIS

Morgan Stanley Real Estate Fund outperformed the FTSE NAREIT Equity Index (formerly NAREIT Equity Index) and the Lipper Real Estate Funds Index for the six months ended May 31, 2006, assuming no deduction of applicable sales charges.

Relative to the FTSE NAREIT Equity Index, the Fund's stock selection was particularly favorable in the mall and hotel sectors. Within the mall sector, the Fund benefited from its relative overweight to high quality mall owners in dominant trades areas and from its significant relative underweight to two weak performing mall REITs with company-specific issues. In the hotel sector, a significant portfolio weighting to the larger hotel operating companies, which are significant owners of upscale urban assets, proved advantageous.

From a top-down perspective, the Fund's relative results benefited from overweights to the apartment and hotel sectors and from an underweight to the mixed office/industrial sector. These positive influences were modestly offset by an overweight to the mall sector, which was hampered by diminishing expectations for consumer spending amid higher interest rates and rising energy costs.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   Simon Property Group, Inc.                            9.7%
   Boston Properties, Inc.                               6.5
   AvalonBay Communities, Inc.                           6.4
   Host Hotels & Resorts Inc.                            5.8
   Archstone-Smith Trust                                 5.1
   Brookfield Properties Corp. (Canada)                  4.8
   Starwood Hotels & Resorts Worldwide, Inc.             4.8
   Equity Residential                                    4.0
   Regency Centers Corp.                                 3.9
   Federal Realty Investment Trust                       3.8

   PORTFOLIO COMPOSITION
   Common Stocks                                       98.5%
   Short-Term Paper                                     1.2

Data as of May 31, 2006. Subject to change daily. All percentages for top 10 holdings are as a percentage of net assets and all percentages for portfolio composition are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN INCOME PRODUCING COMMON STOCKS AND OTHER EQUITY SECURITIES (WHICH MAY INCLUDE CONVERTIBLE SECURITIES) OF COMPANIES THAT ARE PRINCIPALLY ENGAGED IN THE U.S. REAL ESTATE INDUSTRY. A COMPANY IS CONSIDERED TO BE "PRINCIPALLY ENGAGED" IN THE U.S. REAL ESTATE INDUSTRY IF (I) IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR PROFITS FROM THE OWNERSHIP, LEASING, CONSTRUCTION, MANAGEMENT, DEVELOPMENT, FINANCING OR SALE OF RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE; OR (II) IT HAS AT LEAST 50 PERCENT OF THE VALUE OF ITS ASSETS INVESTED IN U.S. RESIDENTIAL, COMMERCIAL OR INDUSTRIAL REAL ESTATE. COMPANIES PRIMARILY ENGAGED IN THE REAL ESTATE INDUSTRY MAY INCLUDE REAL ESTATE INVESTMENT TRUSTS KNOWN AS "REITS," WHICH POOL INVESTOR FUNDS MOSTLY FOR INVESTMENT IN COMMERCIAL REAL ESTATE PROPERTIES. THEY ALSO MAY INCLUDE, AMONG OTHER BUSINESSES, REAL ESTATE DEVELOPERS, BROKERS AND OPERATING COMPANIES, AS WELL AS COMPANIES WHOSE PRODUCTS AND SERVICES ARE SIGNIFICANTLY RELATED TO THE REAL ESTATE INDUSTRY, SUCH AS BUILDING SUPPLIERS AND MORTGAGE LENDERS. IN DECIDING WHICH SECURITIES TO BUY, HOLD OR SELL, THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., CONSIDERS MARKET, ECONOMIC AND POLITICAL FACTORS.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN STANLEY ALSO DELIVERS

THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED MAY 31, 2006

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 04/28/99)         (since 04/28/99)         (since 04/28/99)          (since 04/28/99)
   SYMBOL                              REFAX                     REFBX                    REFCX                    REFDX
   1 YEAR                              24.43%(3)                 23.46%(3)                23.52%(3)                24.83%(3)
                                       17.90(4)                  18.86(4)                 22.60(4)                    --
   5 YEARS                             20.43(3)                  19.50(3)                 19.52(3)                 20.71(3)
                                       19.13(4)                  19.30(4)                 19.52(4)                    --
   SINCE INCEPTION                     17.24(3)                  16.33(3)                 16.35(3)                 17.55(3)
                                       16.36(4)                  16.33(4)                 16.35(4)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The FTSE NAREIT Equity Index (formerly NAREIT Equity Index) measures the performance of real estate securities, which will fluctuate with changes in the values of their underlying properties. The Index is an unmanaged benchmark of real estate investment trusts compiled by the National Association of Real Estate Investment Trusts. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Real Estate Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Real Estate Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(3) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 12/01/05 - 05/31/06.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             12/01/05 -
                                                                     12/01/05            05/31/06             05/31/06
                                                                   -------------       -------------       ---------------
CLASS A
Actual (9.40% return).......................................         $1,000.00           $1,094.00             $ 7.52
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,017.75             $ 7.24
CLASS B
Actual (8.91% return).......................................         $1,000.00           $1,089.10             $11.46
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,013.96             $11.05
CLASS C
Actual (9.02% return).......................................         $1,000.00           $1,090.20             $11.20
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,014.21             $10.80
CLASS D
Actual (9.52% return).......................................         $1,000.00           $1,095.20             $ 6.27
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,018.95             $ 6.04

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 1.44%, 2.20%, 2.15% and 1.20% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the administrative and investment advisory services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2005, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board concluded that the Fund's performance was competitive with that of its performance peer group.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board also considered that an affiliate of the Adviser sold a joint venture that owned an electronic trading system network ("ECN"), which may be used by the Adviser for trading on behalf of the Fund. As part of the sale of the joint venture, the affiliate receives a 10-year payout based on the revenue stream from trading on the ECN. Although the affiliate disgorges the portion of the payout that is comprised of commissions received from trades executed by the Adviser on the ECN to a charitable organization, the Board considered the fact that trades by the Adviser would increase order flow, and, thus, result in a potential fall-out benefit to the affiliate. The Board concluded that the float benefits were relatively small, the sales charges and

12b-1 fees were competitive with those of other broker-dealers, the affiliate disgorged revenues in connection with the ECN-related revenue and the potential fall-out benefit from increased order flow was relatively small.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Adviser informed the Board that it does not use Fund commissions to pay for third party research. It does use commissions to pay for research which is bundled with execution services. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board noted that the Adviser's operations remain profitable, although increased expenses in recent years have reduced the Adviser's profitability. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


After considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year.

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
              Common Stocks (98.5%)
              Hotels/Resorts/
              Cruiselines (9.2%)
    5,491     Four Seasons Hotels, Inc.
               (Canada)................  $    339,454
  167,314     Hilton Hotels Corp. .....     4,594,442
   88,380     Morgans Hotel Group
               Co.*....................     1,324,816
  110,690     Starwood Hotels & Resorts
               Worldwide, Inc. ........     6,763,159
                                         ------------
                                           13,021,871
                                         ------------
              Real Estate - Industrial/
              Office (4.8%)
  229,362     Brookfield Properties
               Corp. (Canada)..........     6,802,877
                                         ------------
              Real Estate - Retail
              (1.8%)
   58,060     Forest City Enterprises,
               Inc. (Class A)..........     2,606,894
                                         ------------
              REIT - Diversified (2.0%)
   30,820     Vornado Realty Trust.....     2,770,410
                                         ------------
              REIT - Healthcare (3.4%)
   14,550     Cogdell Spencer Inc. ....       270,194
   35,990     Health Care Property
               Investors, Inc. ........       941,139
   14,700     LTC Properties, Inc. ....       322,812
  149,335     Senior Housing Properties
               Trust...................     2,570,055
   52,760     Sunrise Senior Living,
               Inc. (Canada)...........       491,960
    5,760     Universal Health Realty
               Income Trust............       179,539
    7,585     Windrose Medical
               Properties Trust........       106,190
                                         ------------
                                            4,881,889
                                         ------------
              REIT - Industrial/ Office
              (20.1%)
   81,010     AMB Property Corp. ......     4,004,324
  109,275     Boston Properties,
               Inc. ...................     9,250,129
   44,277     Brandywine Realty
               Trust...................     1,284,918
  131,090     Equity Office Properties
               Trust...................     4,411,179

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   17,160     Liberty Property Trust...  $    730,673
   79,012     Mack-Cali Realty
               Corp. ..................     3,388,035
   12,255     Parkway Properties,
               Inc. ...................       482,234
   34,925     ProLogis.................     1,727,041
    4,880     Reckson Associates Realty
               Corp. ..................       187,587
   37,300     Republic Property
               Trust...................       384,190
    8,400     SL Green Realty Corp. ...       833,364
   79,130     Trizec Properties,
               Inc. ...................     1,866,677
                                         ------------
                                           28,550,351
                                         ------------
              REIT - Lodging/ Resorts
              (6.6%)
    8,662     Hersha Hospitality
               Trust...................        80,903
  409,884     Host Hotels & Resorts
               Inc. ...................     8,226,372
  148,630     Legacy Hotels REIT
               (Canada)................     1,086,319
                                         ------------
                                            9,393,594
                                         ------------
              REIT - Residential
              (21.9%)
   15,735     American Campus
               Communities, Inc. ......       375,437
  148,772     Archstone-Smith Trust....     7,193,126
   85,175     AvalonBay Communities,
               Inc. ...................     9,054,102
    6,010     BRE Properties, Inc.
               (Class A)...............       313,361
   38,711     Equity Lifestyle
               Properties, Inc. .......     1,670,380
  134,753     Equity Residential.......     5,942,607
   46,510     Essex Property Trust,
               Inc. ...................     4,953,315
   34,415     Post Properties, Inc. ...     1,472,962
    6,090     United Dominion Realty
               Trust, Inc. ............       164,491
                                         ------------
                                           31,139,781
                                         ------------
              REIT - Retail (23.0%)
   26,795     Acadia Realty Trust......       573,145
  106,300     BPP Liquidating
               Trust++.................         5,315
   17,700     Cedar Shopping Centers
               Inc. ...................       257,358
   79,740     Federal Realty Investment
               Trust...................     5,452,621

10
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
PORTFOLIO OF INVESTMENTS - MAY 31, 2006 (UNAUDITED) continued

 NUMBER OF
  SHARES                                     VALUE
------------------------------------------------------
   23,975     General Growth
               Properties, Inc. .......  $  1,049,146
   58,765     Macerich Co. (The).......     4,049,496
    3,000     Pan Pacific Retail
               Properties, Inc. .......       198,810
    5,300     Ramco-Gershenson
               Properties Trust........       137,800
   90,590     Regency Centers Corp. ...     5,581,250
  172,854     Simon Property Group,
               Inc. ...................    13,764,364
   43,035     Taubman Centers, Inc. ...     1,674,062
                                         ------------
                                           32,743,367
                                         ------------
              REIT - Specialty (0.6%)
   21,540     Centracore Properties
               Trust...................       521,699
    9,860     Plum Creek Timber Co.,
               Inc. ...................       352,495
                                         ------------
                                              874,194
                                         ------------
              REIT - Storage (5.1%)
   61,085     Public Storage, Inc. ....     4,378,573
   48,767     Shurgard Storage Centers,
               Inc. (Class A)..........     2,843,604
                                         ------------
                                            7,222,177
                                         ------------
              Total Common Stocks
              (Cost $75,964,781).......   140,007,405
                                         ------------
PRINCIPAL
AMOUNT IN
THOUSANDS                                   VALUE
------------------------------------------------------
              Short-Term Investment (1.2%)
              Repurchase Agreement
  $ 1,700     Joint repurchase
               agreement account 5.02%
               due 06/01/06 (dated
               05/31/06; proceeds
               $1,700,237) (a)
               (Cost $1,700,000).......  $  1,700,000
                                         ------------

Total Investments
(Cost $77,664,781) (b)......    99.7%     141,707,405
Other Assets in Excess
Liabilities.................     0.3          400,946
                               -----     ------------
Net Assets..................   100.0%    $142,108,351
                               =====     ============

---------------------------------------------------

    REIT  Real Estate Investment Trust.
     *    Non-income producing security.
     ++ A security with a total market value equal to $5,315 had been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
          The aggregate gross unrealized appreciation is $64,918,394 and the aggregate gross unrealized depreciation is $875,770, resulting in net unrealized appreciation of $64,042,624.

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
SUMMARY OF INVESTMENTS - MAY 31, 2006 (UNAUDITED)

                                                                              PERCENT OF
INDUSTRY                                                          VALUE       NET ASSETS
----------------------------------------------------------------------------------------
REIT - Retail...............................................  $ 32,743,367       23.0%
REIT - Residential..........................................    31,139,781       21.9
REIT - Industrial/Office....................................    28,550,351       20.1
Hotels/Resorts/Cruiselines..................................    13,021,871        9.2
REIT - Lodging/Resorts......................................     9,393,594        6.6
REIT - Storage..............................................     7,222,177        5.1
Real Estate - Industrial/Office.............................     6,802,877        4.8
REIT - Healthcare...........................................     4,881,889        3.4
REIT - Diversified..........................................     2,770,410        2.0
Real Estate - Retail........................................     2,606,894        1.8
Repurchase Agreement........................................     1,700,000        1.2
REIT - Specialty............................................       874,194        0.6
                                                              ------------       ----
                                                              $141,707,405       99.7%
                                                              ============       ====

12
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
May 31, 2006 (unaudited)

Assets:
Investments in securities, at value
  (cost $77,664,781)........................................  $141,707,405
Receivable for:
    Investments sold........................................       570,448
    Dividends...............................................       168,547
    Shares of beneficial interest sold......................        89,273
    Interest................................................           237
Prepaid expenses and other assets...........................        71,934
                                                              ------------
    Total Assets............................................   142,607,844
                                                              ------------
Liabilities:
Payable for:
    Shares of beneficial interest redeemed..................       185,851
    Investment advisory fee.................................       105,063
    Distribution fee........................................        99,402
    Transfer agent fee......................................        16,914
    Administration fee......................................        10,506
Accrued expenses and other payables.........................        81,757
                                                              ------------
    Total Liabilities.......................................       499,493
                                                              ------------
    Net Assets..............................................  $142,108,351
                                                              ============
Composition of Net Assets:
Paid-in-capital.............................................   $63,091,300
Net unrealized appreciation.................................    64,044,529
Accumulated undistributed net investment income.............        69,434
Accumulated undistributed net realized gain.................    14,903,088
                                                              ------------
    Net Assets..............................................  $142,108,351
                                                              ============
Class A Shares:
Net Assets..................................................   $26,266,969
Shares Outstanding (unlimited authorized, $.01 par value)...     1,624,918
    Net Asset Value Per Share...............................        $16.17
                                                              ============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........        $17.07
                                                              ============
Class B Shares:
Net Assets..................................................   $85,171,308
Shares Outstanding (unlimited authorized, $.01 par value)...     5,295,451
    Net Asset Value Per Share...............................        $16.08
                                                              ============
Class C Shares:
Net Assets..................................................   $15,497,282
Shares Outstanding (unlimited authorized, $.01 par value)...       963,383
    Net Asset Value Per Share...............................        $16.09
                                                              ============
Class D Shares:
Net Assets..................................................   $15,172,792
Shares Outstanding (unlimited authorized, $.01 par value)...       936,855
    Net Asset Value Per Share...............................        $16.20
                                                              ============

                                                                              13
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended May 31, 2006 (unaudited)

Net Investment Income:
Income
Dividends (net of $16,505 foreign withholding tax)..........  $ 2,534,211
Interest....................................................       53,009
                                                              -----------
    Total Income............................................    2,587,220
                                                              -----------
Expenses
Investment advisory fee.....................................      591,193
Distribution fee (Class A shares)...........................       29,892
Distribution fee (Class B shares)...........................      458,081
Distribution fee (Class C shares)...........................       73,960
Transfer agent fees and expenses............................      146,058
Administration fee..........................................       59,119
Professional fees...........................................       35,036
Shareholder reports and notices.............................       30,088
Custodian fees..............................................       13,972
Registration fees...........................................        8,973
Trustees' fees and expenses.................................          970
Other.......................................................        5,060
                                                              -----------
    Total Expenses..........................................    1,452,402

Less: expense offset........................................         (653)
                                                              -----------
    Net Expenses............................................    1,451,749
                                                              -----------
    Net Investment Income...................................    1,135,471
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments.................................................   13,400,901
Foreign exchange transactions...............................        3,513
                                                              -----------
    Net Realized Gain.......................................   13,404,414
                                                              -----------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................   (1,759,902)
Translation of other assets and liabilities denominated in
  foreign currencies........................................       (2,128)
                                                              -----------
    Net Depreciation........................................   (1,762,030)
                                                              -----------
    Net Gain................................................   11,642,384
                                                              -----------
Net Increase................................................  $12,777,855
                                                              ===========

14
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                              FOR THE SIX      FOR THE YEAR
                                                              MONTHS ENDED         ENDED
                                                              MAY 31, 2006   NOVEMBER 30, 2005
                                                              ------------   -----------------
                                                              (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $ 1,135,471      $  1,380,808
Net realized gain...........................................   13,404,414        49,127,660
Net change in unrealized appreciation/depreciation..........   (1,762,030)       (9,760,418)
                                                              ------------     ------------
    Net Increase............................................   12,777,855        40,748,050
                                                              ------------     ------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................     (222,921)         (181,905)
    Class B shares..........................................     (503,947)         (328,887)
    Class C shares..........................................      (88,563)          (53,654)
    Class D shares..........................................     (165,574)         (918,009)
Net realized gain
    Class A shares..........................................   (5,611,512)         (937,896)
    Class B shares..........................................  (22,845,631)       (8,590,969)
    Class C shares..........................................   (3,696,876)       (1,164,677)
    Class D shares..........................................   (3,845,984)       (5,416,036)
                                                              ------------     ------------
    Total Dividends and Distributions.......................  (36,981,008)      (17,592,033)
                                                              ------------     ------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................   16,054,206       (85,285,545)
                                                              ------------     ------------
    Net Decrease............................................   (8,148,947)      (62,129,528)
Net Assets:
Beginning of period.........................................  150,257,298       212,386,826
                                                              ------------     ------------
End of Period
(Including accumulated undistributed net investment income
of $69,434 and dividends in excess of net investment income
of $85,032, respectively)...................................  $142,108,351     $150,257,298
                                                              ============     ============

                                                                              15
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Real Estate Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide high current income and long-term capital appreciation. The Fund was organized as a Massachusetts business trust on November 23, 1998 and commenced operations on April 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust ("REIT") may be redesignated as a reduction of the cost of the related investment and/or realized gain. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Adviser, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Foreign Currency Translation and Forward Foreign Currency Contracts -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the annual rate of 0.80% to the portion of the daily net assets not exceeding $500 million; 0.75% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion and 0.70% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

Effective November 18, 2005, the Investment Adviser has agreed to cap the Fund's operating expenses (except for brokerage and 12b-1 fees) for one year by assuming the Fund's "other expenses" and/or waiving the Fund's advisory fees, and the Administrator has agreed to waive the

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

Fund's administrative fees, to the extent such operating expenses on an annualized basis exceed 1.26% of the average daily net assets of the Fund.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - up to 1.0% of the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,444,618 at May 31, 2006.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended May 31, 2006, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 0.95%, respectively.

The Distributor has informed the Fund that for the six months ended May 31, 2006, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $72, $75,390 and $498, respectively and received $33,634 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended May 31, 2006 aggregated $16,698,575 and $36,321,172, respectively.

For the six months ended May 31, 2006, the Fund incurred brokerage commissions of $1,313 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

At May 31, 2006, Morgan Stanley Multi-Asset Class Fund, an affiliate of the Investment Adviser, Administrator and Distributor, owned 118,200 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the transfer agent fees and expenses for earnings on cash balances maintained by the Fund.

6. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of November 30, 2005, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                    FOR THE YEAR
                                                          MONTHS ENDED                       ENDED
                                                          MAY 31, 2006                 NOVEMBER 30, 2005
                                                    ------------------------       -------------------------
                                                          (unaudited)
                                                     SHARES        AMOUNT            SHARES        AMOUNT
                                                    ---------   ------------       ----------   ------------
CLASS A SHARES
Sold..............................................    242,831   $  3,988,472          348,655   $  6,249,309
Conversion from Class B...........................    138,838      2,250,947          627,848     10,536,868
Reinvestment of dividends and distributions.......    361,997      5,407,237           58,038      1,008,323
Redeemed..........................................   (316,436)    (5,279,630)        (478,579)    (8,430,720)
                                                    ---------   ------------       ----------   ------------
Net increase - Class A............................    427,230      6,367,026          555,962      9,363,780
                                                    ---------   ------------       ----------   ------------
CLASS B SHARES
Sold..............................................    219,251      3,600,642          653,908     11,459,961
Conversion to Class A.............................   (139,442)    (2,250,947)        (630,122)   (10,536,868)
Reinvestment of dividends and distributions.......  1,368,442     20,351,015          444,566      7,623,651
Redeemed..........................................   (998,771)   (16,371,891)      (2,203,171)   (38,678,267)
                                                    ---------   ------------       ----------   ------------
Net increase (decrease) - Class B.................    449,480      5,328,819       (1,734,819)   (30,131,523)
                                                    ---------   ------------       ----------   ------------
CLASS C SHARES
Sold..............................................     92,380      1,489,218          178,578      3,188,449
Reinvestment of dividends and distributions.......    232,255      3,454,783           64,322      1,103,967
Redeemed..........................................   (146,929)    (2,422,604)        (334,237)    (5,845,680)
                                                    ---------   ------------       ----------   ------------
Net increase (decrease) - Class C.................    177,706      2,521,397          (91,337)    (1,553,264)
                                                    ---------   ------------       ----------   ------------
CLASS D SHARES
Sold..............................................    161,451      2,684,152          283,870      4,911,964
Reinvestment of dividends and distributions.......    191,435      2,863,668          315,345      5,439,719
Redeemed..........................................   (226,877)    (3,710,856)      (3,874,438)   (73,316,221)
                                                    ---------   ------------       ----------   ------------
Net increase (decrease) - Class D.................    126,009      1,836,964       (3,275,223)   (62,964,538)
                                                    ---------   ------------       ----------   ------------
Net increase (decrease) in Fund...................  1,180,425   $ 16,054,206       (4,545,417)  $(85,285,545)
                                                    =========   ============       ==========   ============

8. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment

Morgan Stanley Real Estate Fund
NOTES TO FINANCIAL STATEMENTS - MAY 31, 2006 (UNAUDITED) continued

Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors, which motion defendants opposed. On April 14, 2006, the Court granted defendants' motion to dismiss in its entirety. Additionally, the Court denied Plaintiff's motion to supplement their complaint. This matter is now concluded.

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                      FOR THE SIX              FOR THE YEAR ENDED NOVEMBER 30,
                                                      MONTHS ENDED   ----------------------------------------------------
                                                      MAY 31, 2006     2005       2004       2003       2002       2001
                                                      ------------   --------   --------   --------   --------   --------
                                                      (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of period................     $19.72       $17.47     $13.58     $10.59     $11.39     $10.51
                                                         ------       ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++.........................       0.17         0.19       0.17       0.32       0.29       0.35
    Net realized and unrealized gain (loss).........       1.25         3.60       4.29       3.20      (0.17)      0.93
                                                         ------       ------     ------     ------     ------     ------

Total income from investment operations.............       1.42         3.79       4.46       3.52       0.12       1.28
                                                         ------       ------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income...........................      (0.17)       (0.20)     (0.18)     (0.32)     (0.28)     (0.35)
    Net realized gain...............................      (4.80)       (1.34)     (0.39)     (0.21)     (0.64)     (0.05)
                                                         ------       ------     ------     ------     ------     ------

Total dividends and distributions...................      (4.97)       (1.54)     (0.57)     (0.53)     (0.92)     (0.40)
                                                         ------       ------     ------     ------     ------     ------

Net asset value, end of period......................     $16.17       $19.72     $17.47     $13.58     $10.59     $11.39
                                                         ======       ======     ======     ======     ======     ======

Total Return+.......................................       9.40%(1)    23.11%     33.84%     34.61%      0.88%     12.38%

Ratios to Average Net Assets(3):
Expenses............................................       1.44%(2)     1.50%      1.62%      1.62%      1.63%      1.54%

Net investment income...............................       2.06%(2)     1.04%      1.21%      2.77%      2.52%      3.19%

Supplemental Data:
Net assets, end of period, in thousands.............    $26,267      $23,622    $11,210     $7,378     $6,401     $7,860

Portfolio turnover rate.............................         11%(1)       21%        14%        23%        28%        40%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              23
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                 FOR THE YEAR ENDED NOVEMBER 30,
                                             MONTHS ENDED   ---------------------------------------------------------
                                             MAY 31, 2006     2005        2004        2003        2002        2001
                                             ------------   ---------   ---------   ---------   ---------   ---------
                                             (unaudited)

Class B Shares
Selected Per Share Data:

Net asset value, beginning of period.......      $19.64       $17.40      $13.53      $10.55      $11.36      $10.49
                                                 ------       ------      ------      ------      ------      ------

Income (loss) from investment operations:
    Net investment income++................        0.11         0.05        0.07        0.24        0.20        0.27
    Net realized and unrealized gain
    (loss).................................        1.23         3.59        4.26        3.19       (0.17)       0.92
                                                 ------       ------      ------      ------      ------      ------

Total income from investment operations....        1.34         3.64        4.33        3.43        0.03        1.19
                                                 ------       ------      ------      ------      ------      ------

Less dividends and distributions from:
    Net investment income..................       (0.10)       (0.06)      (0.07)      (0.24)      (0.20)      (0.27)
    Net realized gain......................       (4.80)       (1.34)      (0.39)      (0.21)      (0.64)      (0.05)
                                                 ------       ------      ------      ------      ------      ------

Total dividends and distributions..........       (4.90)       (1.40)      (0.46)      (0.45)      (0.84)      (0.32)
                                                 ------       ------      ------      ------      ------      ------

Net asset value, end of period.............      $16.08       $19.64      $17.40      $13.53      $10.55      $11.36
                                                 ======       ======      ======      ======      ======      ======

Total Return+..............................        8.91%(1)    22.18%      32.81%      33.64%       0.15%      11.41%

Ratios to Average Net Assets(3):
Expenses...................................        2.20%(2)     2.26%       2.38%       2.37%       2.38%       2.36%

Net investment income......................        1.30%(2)     0.28%       0.45%       2.02%       1.77%       2.37%

Supplemental Data:
Net assets, end of period, in thousands....     $85,171      $95,184    $114,483    $108,680     $95,343     $86,479

Portfolio turnover rate....................          11%(1)       21%         14%         23%         28%         40%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

24
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                     FOR THE SIX              FOR THE YEAR ENDED NOVEMBER 30,
                                                     MONTHS ENDED   ----------------------------------------------------
                                                     MAY 31, 2006     2005       2004       2003       2002       2001
                                                     ------------   --------   --------   --------   --------   --------
                                                     (unaudited)
Class C Shares
Selected Per Share Data:

Net asset value, beginning of period...............     $19.64       $17.40     $13.53     $10.55     $11.36     $10.50
                                                        ------       ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++........................       0.11         0.06       0.06       0.23       0.20       0.27
    Net realized and unrealized gain (loss)........       1.25         3.59       4.27       3.20      (0.17)      0.91
                                                        ------       ------     ------     ------     ------     ------

Total income from investment operations............       1.36         3.65       4.33       3.43       0.03       1.18
                                                        ------       ------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income..........................      (0.11)       (0.07)     (0.07)     (0.24)     (0.20)     (0.27)
    Net realized gain..............................      (4.80)       (1.34)     (0.39)     (0.21)     (0.64)     (0.05)
                                                        ------       ------     ------     ------     ------     ------

Total dividends and distributions..................      (4.91)       (1.41)     (0.46)     (0.45)     (0.84)     (0.32)
                                                        ------       ------     ------     ------     ------     ------

Net asset value, end of period.....................     $16.09       $19.64     $17.40     $13.53     $10.55     $11.36
                                                        ======       ======     ======     ======     ======     ======

Total Return+......................................       9.02%(1)    22.24%     32.83%     33.54%      0.15%     11.39%

Ratios to Average Net Assets(3):
Expenses...........................................       2.15%(2)     2.23%      2.38%      2.37%      2.38%      2.36%

Net investment income..............................       1.35%(2)     0.31%      0.45%      2.02%      1.77%      2.37%

Supplemental Data:
Net assets, end of period, in thousands............    $15,497      $15,434    $15,261    $12,359     $9,129     $7,504

Portfolio turnover rate............................         11%(1)       21%        14%        23%        28%        40%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              25
                       See Notes to Financial Statements

Morgan Stanley Real Estate Fund
FINANCIAL HIGHLIGHTS continued

                                                  FOR THE SIX              FOR THE YEAR ENDED NOVEMBER 30,
                                                  MONTHS ENDED   ----------------------------------------------------
                                                  MAY 31, 2006     2005       2004       2003       2002       2001
                                                  ------------   --------   --------   --------   --------   --------
                                                  (unaudited)
Class D Shares
Selected Per Share Data:

Net asset value, beginning of period............     $19.75       $17.48     $13.59     $10.59     $11.40     $10.53
                                                     ------       ------     ------     ------     ------     ------

Income (loss) from investment operations:
    Net investment income++.....................       0.19         0.23       0.21       0.34       0.30       0.37
    Net realized and unrealized gain (loss).....       1.25         3.62       4.28       3.22      (0.16)      0.93
                                                     ------       ------     ------     ------     ------     ------

Total income from investment operations.........       1.44         3.85       4.49       3.56       0.14       1.30
                                                     ------       ------     ------     ------     ------     ------

Less dividends and distributions from:
    Net investment income.......................      (0.19)       (0.24)     (0.21)     (0.35)     (0.31)     (0.38)
    Net realized gain...........................      (4.80)       (1.34)     (0.39)     (0.21)     (0.64)     (0.05)
                                                     ------       ------     ------     ------     ------     ------

Total dividends and distributions...............      (4.99)       (1.58)     (0.60)     (0.56)     (0.95)     (0.43)
                                                     ------       ------     ------     ------     ------     ------

Net asset value, end of period..................     $16.20       $19.75     $17.48     $13.59     $10.59     $11.40
                                                     ======       ======     ======     ======     ======     ======

Total Return+...................................       9.52%(1)    23.50%     34.13%     34.92%      1.14%     12.58%

Ratios to Average Net Assets(3):
Expenses........................................       1.20%(2)     1.26%      1.38%      1.37%      1.38%      1.36%

Net investment income...........................       2.30%(2)     1.28%      1.45%      3.02%      2.77%      3.37%

Supplemental Data:
Net assets, end of period, in thousands.........    $15,173      $16,017    $71,433    $58,930    $33,652    $14,349

Portfolio turnover rate.........................         11%(1)       21%        14%        23%        28%        40%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

26
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Michael E. Nugent
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2006 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Real Estate Fund

Semiannual Report
May 31, 2006

[MORGAN STANLEY LOGO]

REFRPT-36068RPT-RA06-00626P-Y05/06

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6.

Refer to Item 1.


Item 7. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. Portfolio Managers of Closed-End Management Investment
Companies

Applicable only to reports filed by closed-end funds.


Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.


Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics -- Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Real Estate Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
July 20, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 20, 2006


                                       3